Subsequent Events (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Subsequent Event [Line Items]
Gain Loss On Sale Vessels	$ (130)	$ (12,864)	$ (4,312)
Net Proceeds From Sale Vessels	$ 49	$ 16,156	$ 8,328
Aegean Champion
Subsequent Event [Line Items]
Subsequent Events Date	Apr. 14, 2016
Vessel Year Built	1991
Vessel Capacity	23,400
Gain Loss On Sale Vessels	$ (1,500)
Net Proceeds From Sale Vessels	$ 5,700
Umnenga
Subsequent Event [Line Items]
Subsequent Events Date	Mar. 23, 2016
Vessel Year Built	1993
Vessel Capacity	66,895
Line Of Credit Facility Maximum Borrowing Capacity	$ 13,000
Purchase price	8,625
Repayment of line of credit	$ 7,000